Capital Stock and Changes in Capital Accounts, Series D Preferred Stock (Details) $ / shares in Units, $ in Thousands											9 Months Ended	12 Months Ended
	Oct. 17, 2023 shares	Oct. 16, 2023 USD ($) $ / shares shares	Jul. 17, 2023 USD ($) $ / shares shares	Jun. 09, 2023 USD ($) $ / shares shares	Apr. 17, 2023 USD ($) $ / shares shares	Feb. 08, 2023 USD ($) $ / shares shares	Jan. 17, 2023 USD ($) $ / shares shares	Dec. 15, 2022 USD ($) $ / shares shares	Sep. 21, 2022 USD ($) $ / shares shares	Sep. 20, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 USD ($) Dividend $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 14, 2022 shares	Nov. 29, 2021 $ / shares
Preferred Stock [Abstract]
Threshold beneficial ownership percentage												49.00%
Preferred stock, par value (in dollars per share) | $ / shares												$ 0.01	$ 0.01		$ 0.01
Preferred stock, shares issued (in shares)												520,459	519,172
Preferred stock, shares outstanding (in shares)												520,459	519,172
DSI [Member]
Preferred Stock [Abstract]
Number of special stock dividends declared | Dividend												2
Related Party [Member] | DSI [Member]
Preferred Stock [Abstract]
Fair value of stock issued | $						$ 10,000			$ 17,600
Series D Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, liquidation preference (in dollars per share) | $ / shares						$ 1,000			$ 1,000			$ 1,000
Preferred stock, dividend rate												7.00%
Consecutive trading day period												10 days
Preferred stock, par value (in dollars per share) | $ / shares						0.01			0.01			$ 0.01	$ 0.01
Preferred stock, stated value (in dollars per share) | $ / shares						$ 1,000			$ 1,000
Preferred stock, aggregate liquidation preference | $						$ 13,157			$ 25,000
Deemed dividend upon redemption of preferred stock | $				$ 154				$ 134			$ 0	$ 154	$ 134
Deemed dividend per share upon redemption of preferred stock (in dollars per share) | $ / shares				$ 0.0779				$ 0.0372
Preferred stock dividend paid per share (in dollars per share) | $ / shares		$ 17.5	$ 17.5		$ 17.5		$ 17.5						$ 17.5
Preferred stock, shares issued (in shares)												13,738	9,172	25,000
Preferred stock, shares outstanding (in shares)		13,739	13,739		9,172		9,172					13,738	9,172
Dividends paid on preferred stock | $		$ 240	$ 240		$ 327		$ 161				$ 0	$ 968	$ 117
Preferred stock, dividends declared (in dollars per share) | $ / shares													$ 117
Dividend payable, date declared		Oct. 16, 2023	Jul. 17, 2023		Apr. 17, 2023		Jan. 17, 2023						Dec. 31, 2022
Dividend payable, date of record		Oct. 13, 2023	Jul. 14, 2023										Oct. 14, 2022
Dividend payable, date to be paid		Oct. 16, 2023	Jul. 17, 2023		Apr. 17, 2023		Jan. 17, 2023						Dec. 31, 2022
Series D Preferred Stock [Member] | DSI [Member]
Preferred Stock [Abstract]
Shares redeemed (in shares)				8,590				15,828
Shares distributed (in shares)				4,567				9,172
Series D Preferred Stock [Member] | Related Party [Member]
Preferred Stock [Abstract]
Shares redeemed (in shares)												1
Series D Preferred Stock [Member] | Related Party [Member] | DSI [Member]
Preferred Stock [Abstract]
Shares issued (in shares)						13,157			25,000	25,000
Fair value of stock issued | $						$ 10,000				$ 17,600
Shares redeemed (in shares)	9,793
Preferred stock, shares issued (in shares)					13,157
Series D Preferred Stock [Member] | Level 1 [Member] | Related Party [Member] | DSI [Member]
Preferred Stock [Abstract]
Fair value of stock issued | $				$ 6,683				$ 11,277
Common Stock [Member]
Preferred Stock [Abstract]
Shares issued (in shares)											44,101	615,000	6,407
Common Stock [Member] | DSI [Member]
Preferred Stock [Abstract]
Shares issued upon redemption of preferred stock (in shares)				1,977,106				360,055
Common Stock [Member] | Related Party [Member]
Preferred Stock [Abstract]
Shares issued upon redemption of preferred stock (in shares)												385
Common Stock [Member] | Related Party [Member] | DSI [Member]
Preferred Stock [Abstract]
Shares issued upon redemption of preferred stock (in shares)	3,649,474
Common Stock [Member] | Series D Preferred Stock [Member]
Preferred Stock [Abstract]
Shares issued upon redemption of preferred stock (in shares)												1,977,491	360,055